Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Recent Accounting Pronouncements and Summary of Significant Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements and accompanying notes. Due to uncertainties, actual results could differ from the estimates and assumptions used in preparation of the unaudited condensed consolidated financial statements.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Due to uncertainties, actual results could differ from the estimates and assumptions used in preparation of the consolidated financial statements.

Segment Reporting

Segment Reporting

The Company evaluated segment reporting in accordance with Accounting Standards Codification (“ASC”) 280 — Segment Reporting (“ASC 280”) and concluded that Nxu is comprised of one operating segment. The Company reports segment information based on the operating results regularly reviewed by the chief operating decision maker to make decisions about resource allocation and the performance of the business.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents include cash on hand, money market funds, and credit and debit card transactions. The cash balance at financial institutions may exceed the FDIC insurance coverage limit. The Company considers all investments with an original maturity of three months or less and money market funds to be cash equivalents.

Inventory

Inventory

Inventory is stated at the lower of cost or net realizable value (“LCNRV”) and generally consists of raw materials and work in progress. The Company calculates inventory value on the first-in, first-out (“FIFO”) basis. NRV is the estimated selling price of inventory in the ordinary course of business, less estimated costs of completion, disposal, and transportation. The Company assesses the valuation of inventory and periodically adjusts its value for estimated excess and obsolete inventory based upon expectations of future demand and market conditions, as well as damaged or otherwise impaired goods.

The Company had $0.1 million in raw materials inventory related to a customer contract for battery systems and components as of December 31, 2022. During the first half of the year ended December 31, 2023, the Company continued development on its battery inventory for sale, but later determined it would no longer be able to complete the remaining work in process. As a result, the net realizable value of the inventory was $0, and the Company wrote-off approximately $0.9 million of inventory to cost of goods sold in the consolidated statements of operations during the year ended December 31, 2023.

Deferred Costs

Deferred Costs

Deferred costs are presented within prepaid expenses and other current assets in the Company’s consolidated balance sheets and represent legal, accounting, and other direct costs related to the Company’s efforts to raise capital through its ATM sales of common stock. Deferred costs are reclassified to additional paid-in-capital upon each sale as a reduction of proceeds on a pro rata basis over the total applicable availability under the ATM.

Property, Equipment, and Software

Property, Equipment, and Software

Property and equipment consists of charging station equipment, leasehold improvements, other tools and equipment, and vehicles, and is stated at cost, less accumulated depreciation and amortization.

The Company capitalizes direct costs of materials and services consumed in developing internal-use software in accordance with ASC 350-40. The Company also capitalizes payroll and payroll-related costs for employees who are directly associated with and who devote time to the development of software products for internal use, to the extent of the time spent directly on the project. Capitalization of costs begins during the application development stage and ends when the software is available for general use. Capitalized costs for internal-use software are amortized on a straight-line basis over the useful lives once the software is ready for intended use and is included in general and administrative expenses in the accompanying unaudited condensed consolidated statements of operations. Costs incurred during the preliminary project and post-implementation stages are charged to expense as incurred.

Depreciation begins when the asset is placed in service and is computed using the straight-line method over the lesser of the remaining lease term or the following estimated useful lives:

Charging station equipment	5 years
Leasehold improvements	5 years
Tools and plant equipment	5 years
Office equipment	5 years
Vehicles	5 years
Software	3 years

Maintenance and repairs are charged to expense as incurred. Significant renewals and betterments are capitalized according to their estimated useful lives or over the lease term for leasehold improvements.

In accordance with ASC 360-10, the Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that their net book value may not be recoverable. When such facts and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made. Depending on the asset, estimated fair market value may be determined either by use of the discounted cash flow model or by reference to estimated selling values of assets in similar condition. There were no impairment charges for the years ended December 31, 2023 or 2022.

Intangible Assets

Intangible Assets

The Company has issued patents for its developed technology. The Company amortizes its patents using the straight-line method over the estimated useful life of each patent of 10 years. The Company recorded nominal amounts of amortization expense on its patents during the years ended December 31, 2023 and 2022.

Investment in Lynx

Investment in Lynx

Investment in Lynx represents the equity interest in the Company’s strategic partnership with Lynx Motor Corporation (“Lynx”). The Company accounts for its investment that represents less than 20% ownership, and for which the Company does not have the ability to exercise influence, using ASC 321 — Investments — Equity Securities (“ASC 321”). Lynx is a private company and therefore the fair value of the equity interest is not readily determinable. Therefore, the Company remeasures its investment at cost minus impairment, if any. See Note 12 — Stock-Based Compensation and Common Stock for further discussion of the Company’s investment in Lynx Motor Corporation.

Leases

Leases

The Company adopted ASC 842, Leases (“ASC 842”), on January 1, 2022. The Company chose to elect certain relief options offered in ASC 842 including the package of practical expedients, the option to account for separate lease and non-lease components as a single unit, and the option to exclude right-of-use assets and lease liabilities that arise from short term leases (i.e., leases with terms of twelve months or less). Under ASC 842, the Company determines if an arrangement is a lease at inception. Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date of the lease based on the present value of lease payments over the lease term. The Company’s lease evaluation may include options to terminate the lease when it is reasonably certain that the Company will exercise such options. When readily determinable, the Company uses the implicit rate in determining the present value of lease payments. The ROU asset also includes any lease payments made and excludes lease incentives. Lease expense for amortization of the ROU asset is recognized on a straight-line basis over the lease term. The Company’s lease agreements do not contain any material residual value guarantees, material restrictions, or covenants.

Contract Liability

Contract Liability

The Company defers the recognition of revenue when cash payments are received or due in advance of satisfying its performance obligations, including amounts which are refundable. The Company had a contract liability of $0 and $0.5 million as of December 31, 2023 and 2022, respectively. Contract liabilities are presented within other current liabilities in the Company’s consolidated balance sheets.

Convertibles Notes and Warrant Liabilities

Convertibles Notes and Warrant Liabilities

The Company accounts for its Convertible Notes under ASC 815, Derivatives and Hedging (“ASC 815”), and as such has elected to account for these instruments under the fair value option under ASC 825. Using the fair value option, the Convertible Notes are required to be recorded at initial fair value on the date of issuance and each balance sheet date thereafter. Changes in the estimated fair value of the notes are recognized as non-cash changes in the fair value of the Convertible Notes in other income (expense), net in the Company’s consolidated statements of operations. As a result of applying the fair value option, direct costs and fees related to the Convertible Notes are expensed as incurred and are not deferred. The Company calculates fair value using an appropriate method, which in the case of the currently outstanding Convertible Notes, is the Monte Carlo simulation model.

The Common Stock Warrants are accounted for as liabilities pursuant to ASC 815-40 and are measured at fair value as of each reporting period. Changes in the fair value of the Common Stock Warrants are recorded in other income (expense), net in the consolidated statements of operations each period. The Common Stock Warrants are valued using a Monte Carlo simulation model, except for Series B Warrants, which are valued using the Black Scholes simulation model. Changes in fair value of the liability resulting from the cumulative changes in instrument-specific credit risk are presented in accumulated other comprehensive income. As of December 31, 2023, there were no changes in the liability related to credit risk.

The Convertible Notes and the Common Stock Warrants are considered to be a Level 3 fair value measurements. Inherent in the pricing models used to value these instruments are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its ordinary shares based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

Revenue Recognition

Revenue Recognition

The company accounts for revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”) following the five-step model: 1) identification of the contract, 2) identification of performance obligations, 3) determination of transaction price, 4) allocation of transaction price, and 5) recognition of revenue. The Company’s sources of revenue are primarily from retail charging services and battery systems and components sales.

Retail Charging Services

The Company provides electricity for its customers through the use of its megawatt charging station equipment. The transaction price of the charging services is set forth in the customer contracts. The Company satisfies its performance obligation at the point in time in which electricity is delivered to the customer’s vehicle, of over the course of a month in the case of its subscription model. Revenue is recognized as the agreed upon purchase price, calculated as a dollar amount per kilowatt hour provided for point-in-time transactions, and a set monthly price for the subscription transactions.

Battery Systems and Components

The Company was contracted to provide certain battery systems and components to a customer. The transaction price of the contract was set forth in the customer contract and was allocated to the separate discrete performance obligations of the contract. The company satisfied certain performance obligations at the point in time in which it delivered components to the customer and the risks and rewards of the components passed to the customer.

Cost of Revenue

Cost of Revenue

Cost of retail charging services revenue includes the energy usage fees, maintenance and repair expenses on charging equipment, and depreciation and amortization associated with the charging station equipment.

Cost of battery systems and components sales include costs to acquire the components for sale to the customer and adjustments to reflect inventory at the lower of cost or net realizable value.

Research and Development Expenses

Research and Development Expenses

Research and development costs are primarily related to development of our charging units and battery systems and components. Research and development costs are charged to operations when incurred and are included in operating expenses on the consolidated statements of operations. In the years ended December 31, 2023 and 2022, the Company recorded $11.3 million and $10.4 million, respectively, in research and development expenses, of which $6.2 million and $6.8 million, respectively, was related to employee compensation and $5.1 million and $3.6 million, respectively, was related to materials and equipment purchases.

Stock-based Compensation

Stock-based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation (“ASC 718”). The Company classifies stock-based awards granted in exchange for services as either equity awards or liability awards. The classification of an award as either an equity award or a liability award is generally based upon cash settlement options. Equity awards are measured based on the fair value of the award at the grant date. Liability awards are granted at a fixed dollar amount settled in a variable number of shares and are measured at fair value at the grant date and remeasured at the end of each reporting period until fully vested. As such, the fair value of awards classified as liabilities at each reporting date approximates the fixed dollar amount at inception.

The Company generally recognizes stock-based compensation on a straight-line basis over the award’s requisite service period, which is generally the vesting period of the award, less actual forfeitures. No compensation expense is recognized for awards for which participants do not render the requisite services. For equity and liability awards earned based on performance or upon occurrence of a contingent event, when and if the awards will be earned is estimated. If an award is not considered probable of being earned, no amount of stock-based compensation is recognized. If the award is deemed probable of being earned, related compensation expense is recorded over the estimated service period. To the extent the estimate of awards considered probable of being earned changes, the amount of stock-based compensation recognized will also change.

The Company accounts for modification of stock-based compensation awards in accordance with ASC 718-20-35. Upon modification, the Company records any incremental fair value of the modified award as stock-based compensation on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification. In addition, the Company records any remaining unrecognized compensation cost for the original cost for the original award on the modification date over the remaining vesting period for unvested awards.

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC Topic 718, Compensation-Stock Compensation (“ASC 718”). The Company classifies stock-based awards granted in exchange for services as either equity awards or liability awards. The classification of an award as either an equity award or a liability award is generally based upon cash settlement options. Equity awards are measured based on the fair value of the award at the grant date. Liability awards are granted at a fixed dollar amount settled in a variable number of shares and are measured at fair value at the grant date and remeasured at the end of each reporting period until fully vested. As such, the fair value of awards classified as liabilities at each reporting date approximates the fixed dollar amount at inception.

The Company generally recognizes stock-based compensation on a straight-line basis over the award’s requisite service period, which is generally the vesting period of the award, less actual forfeitures. No compensation expense is recognized for awards for which participants do not render the requisite services. For equity and liability awards earned based on performance or upon occurrence of a contingent event, when and if the awards will be earned is estimated. If an award is not considered probable of being earned, no amount of stock-based compensation is recognized. If the award is deemed probable of being earned, related compensation expense is recorded over the estimated service period. To the extent the estimate of awards considered probable of being earned changes, the amount of stock-based compensation recognized will also change. See Note 12 — Stock-Based Compensation and Common Stock for additional information.

Stock Issued for Services

Stock Issued for Services

The Company periodically grants common stock awards to non-employees in exchange for services. The fair value of the stock-based compensation awards granted is based on the fair value of the award on the grant date. Stock-based payments are recorded on the consolidated statements of operations in the same manner and to the same financial statement line item as it would have been had such settlement been made in cash.

Advertising

Advertising

The Company advertises its business utilizing media networks, including, but not limited to online and social media presence to build awareness for the product and brand. Advertising costs for the years ended December 31, 2023 and 2022 were $0.3 million and $5.3 million, respectively.

Income Taxes

Income Taxes

Income taxes are accounted for in accordance with the provisions of ASC 740. Deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, but no less than quarterly, to reduce deferred tax assets to the amounts expected to be realized.

Fair Value of Financial Instruments.

Fair Value of Financial Instruments.

Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” (“ASC 820”) defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. ASC 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —

Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of risk.

Level 2 —

Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets and liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The fair value of the Company’s certain assets and liabilities, which qualify as financial instruments under ASC 820, approximates the carrying amounts represented in the balance sheets as of December 31, 2023, and 2022. The fair values of cash and cash equivalents, prepaid assets, accounts payable and accrued expenses are estimated to approximate the carrying values as of December 31, 2023, and 2022, due to the short maturities of such instruments.

There were no transfers between Levels 1, 2 or 3 during the years ended December 31, 2023 or 2022.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company has reviewed all recently issued accounting pronouncements and concluded that they were either not applicable or not expected to have a material impact on its unaudited condensed consolidated financial statements.

Adoption of Recent Accounting Pronouncements

The Company has reviewed all recently issued accounting pronouncements and concluded that they were either not applicable or not expected to have a material impact on its consolidated financial statements.

Assets Held for Sale

Assets Held for Sale

The Company classifies long-lived assets, including property and equipment and right-of-use assets, and finite-lived intangible assets to be sold as held for sale in the period in which all of the required criteria under Accounting Standards Codification (“ASC”) 360, Impairment or Disposal of Long-lived Assets (“ASC 360”) are met. The Company initially measures a long-lived asset that is classified as held for sale at the lower of its carrying amount or fair value less any costs to sell. Fair value is determined based on discounted or undiscounted cash flows, appraised values, or management’s estimates, depending upon the nature of the assets and the information available to the Company. Any loss resulting from this measurement is recognized in the period in which the held for sale criteria are met. Conversely, gains are not recognized on the sale of a long-lived asset until the date of sale. Upon determining that a long-lived asset meets the criteria to be classified as held for sale, the Company ceases depreciation and reports long-lived assets as “Assets held for sale” on the condensed consolidated balance sheets.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

In accordance with ASC 360, the Company evaluates long-lived assets, including property and equipment and right-of-use assets, and finite-lived intangible assets for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. When such facts and circumstances exist, the Company compares the projected undiscounted future cash flows associated with the related asset or group of assets over their estimated useful lives against their respective carrying amount. Impairment, if any, is based on the excess of the carrying amount over the fair value, based on market value when available, or discounted expected cash flows, of those assets and is recorded in the period in which the determination is made. Depending on the asset, estimated fair market value may be determined either by use of the discounted cash flow model or by reference to estimated selling values of assets in similar condition.

See Note 4 — Assets Held for Sale, Note 5 — Property and Equipment, and Note 11 — Leases for additional information on impairment losses recognized as of June 30, 2024.